Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 96 .75%
ASSET-BACKED SECURITIES — 4 .35% **
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R11, Class M3
(LIBOR USD 1-Month plus 0.75%)
0.84% 01/25/36
1
$ 100,000 $ 97,817
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A2
7.58% 06/15/30
2
19,426 4,452
Centex Home Equity Loan Trust,
Series 2005-D, Class M4
(LIBOR USD 1-Month plus 0.92%)
1.01% 10/25/35
1
30,000 30,135
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
1.44% 10/25/37
1,3
7,714 7,797
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.72% 02/25/35
1
47,464 46,557
Conseco Finance Corp.,
Series 1998-4, Class A5
6.18% 04/01/30 7,434 7,437
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
0.99% 10/25/47
1
25,232 25,150
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.25% 05/25/37
1
21,553 21,051
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
3
35,097 39,472
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(LIBOR USD 1-Month plus 0.44%)
0.53% 02/25/36
1
6,387 6,276
Saxon Asset Securities Trust,
Series 2007-2, Class A2A
(LIBOR USD 1-Month plus 0.10%)
0.19% 05/25/47
1
76,686 65,467
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5
39,275 39,546
SLC Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
0.28% 03/15/55
1
60,000 58,231
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
0.35% 07/25/25
1
70,000 63,137
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.38% 01/25/83
1
$ 20,000 $ 19,004
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.38% 04/26/83
1
20,000 18,716
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/25/73
1
35,000 34,658
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.28% 07/25/23
1
31,521 31,628
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/26/83
1
20,000 19,711
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/26/83
1
20,000 19,974
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
1.68% 04/25/23
1
20,042 20,151
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.43% 10/25/75
1
30,000 30,174
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.68% 04/25/23
1
15,178 15,287
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.43% 10/25/83
1
15,000 15,147
Structured Receivables Finance LLC,
Series 2010-B, Class A
3.73% 08/15/36
3
54,009 56,348
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
0.35% 04/25/40
1,3
37,636 37,024
Wells Fargo Home Equity Trust Mortgage Pass-Through
Certificates,
Series 2004-1, Class 2A1
(LIBOR USD 1-Month plus 0.60%)
0.69% 04/25/34
1
12,651 11,793
Total Asset-Backed Securities
(Cost $815,791) 842,140

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES — 58 .14% *
Banking — 9 .14%
Bank of America Corp.
1.73% 07/22/27
2
$ 100,000 $ 100,856
3.00% 12/20/23
2
15,000 15,548
Bank of America Corp.
(MTN)
2.09% 06/14/29
2
200,000 201,683
2.50% 02/13/31
2
35,000 35,835
3.97% 03/05/29
2
60,000 67,664
3.97% 02/07/30
2
30,000 34,060
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
2,3,6
30,000 29,416
2.59% 09/11/25
2,3,6
25,000 26,011
3.09% 05/14/32
2,3,6
30,000 30,948
4.55% 04/17/26
6
5,000 5,666
Fifth Third Bancorp
2.55% 05/05/27 30,000 31,735
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
2,6
20,000 20,054
2.01% 09/22/28
2,6
165,000 165,660
JPMorgan Chase & Co.
2.01% 03/13/26
2
35,000 36,153
2.52% 04/22/31
2
35,000 36,046
3.56% 04/23/24
2
70,000 73,828
4.01% 04/23/29
2
20,000 22,654
4.20% 07/23/29
2
15,000 17,251
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
2,6
115,000 124,640
Macquarie Group Ltd.
(Australia)
1.34% 01/12/27
2,3,6
20,000 19,846
1.63% 09/23/27
2,3,6
85,000 84,643
Natwest Group PLC
(United Kingdom)
4.27% 03/22/25
2,6
60,000 65,149
Santander UK Group Holdings PLC
(United Kingdom)
3.57% 01/10/23
6
10,000 10,161
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
3,6
105,000 114,574
State Street Corp.
3.78% 12/03/24
2
15,000 16,173
Truist Financial Corp.
(MTN)
1.89% 06/07/29
2
35,000 35,232
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
2
310,000 321,713
2.88% 10/30/30
2
5,000 5,298
3.58% 05/22/28
2
20,000 22,048
1,770,545
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications — 6 .78%
AT&T, Inc.
2.25% 02/01/32 $ 22,000 $ 21,636
2.55% 12/01/33
3
139,000 137,982
2.75% 06/01/31 30,000 31,225
3.80% 12/01/57
3
50,000 52,517
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75% 02/15/28 82,000 90,504
Comcast Corp.
1.95% 01/15/31 70,000 69,031
Cox Communications, Inc.
3.35% 09/15/26
3
55,000 59,817
Discovery Communications LLC
3.63% 05/15/30 45,000 49,156
Fox Corp.
3.50% 04/08/30 30,000 33,111
Level 3 Financing, Inc.
3.88% 11/15/29
3
46,000 49,325
SES SA
(Luxembourg)
3.60% 04/04/23
3,6
15,000 15,690
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
3
62,500 62,612
4.74% 03/20/25
3
23,438 25,207
5.15% 03/20/28
3
50,000 57,618
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
3,6
65,000 72,754
T-Mobile USA, Inc.
2.55% 02/15/31 124,000 125,736
4.38% 04/15/40 25,000 29,386
Verizon Communications, Inc.
2.55% 03/21/31 65,000 66,550
4.33% 09/21/28 40,000 46,491
ViacomCBS, Inc.
4.20% 05/19/32 65,000 75,054
Vodafone Group PLC
(United Kingdom)
4.38% 05/30/28
6
65,000 75,674
Walt Disney Co. (The)
2.65% 01/13/31 45,000 47,282
6.20% 12/15/34 4,000 5,692
7.75% 01/20/24 12,000 14,117
1,314,167
Consumer Discretionary — 2 .53%
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 110,000 122,474
4.00% 04/13/28 52,000 59,319
4.75% 01/23/29 15,000 17,884
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
3,6
5,000 5,564
4.70% 05/15/28
3,6
85,000 99,086

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
BAT Capital Corp.
2.73% 03/25/31 $ 10,000 $ 9,857
Constellation Brands, Inc.
2.88% 05/01/30 20,000 20,995
4.25% 05/01/23 15,000 16,005
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
3,6
50,000 55,117
Reynolds American, Inc.
5.70% 08/15/35 70,000 84,801
491,102
Electric — 3 .29%
Alliant Energy Finance LLC
1.40% 03/15/26
3
55,000 54,265
Ameren Corp.
3.50% 01/15/31 95,000 104,141
Appalachian Power Co.
4.45% 06/01/45 5,000 6,017
Berkshire Hathaway Energy Co.
3.70% 07/15/30 50,000 56,706
Black Hills Corp.
4.35% 05/01/33 36,000 42,031
Consolidated Edison Co. of New York, Inc.,
Series 20A
3.35% 04/01/30 45,000 49,519
Duke Energy Corp.
2.55% 06/15/31 55,000 55,785
Duquesne Light Holdings, Inc.
5.90% 12/01/21
3
23,000 23,512
ITC Holdings Corp.
4.05% 07/01/23 10,000 10,587
Jersey Central Power & Light Co.
2.75% 03/01/32
3
45,000 45,703
4.70% 04/01/24
3
5,000 5,444
Metropolitan Edison Co.
4.00% 04/15/25
3
25,000 26,546
Narragansett Electric Co. (The)
3.40% 04/09/30
3
35,000 38,390
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 43,401
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 20,000 22,834
Tucson Electric Power Co.
5.15% 11/15/21 30,000 30,172
Xcel Energy, Inc.
3.40% 06/01/30 20,000 21,957
637,010
Energy — 2 .81%
ConocoPhillips
2.40% 02/15/31
3
65,000 66,584
Energy Transfer LP
4.00% 10/01/27 10,000 11,009
4.20% 04/15/27 10,000 11,059
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
4.95% 06/15/28 $ 95,000 $ 109,975
5.50% 06/01/27 10,000 11,738
Exxon Mobil Corp.
3.45% 04/15/51 20,000 21,813
Hess Corp.
4.30% 04/01/27 32,000 35,623
Kinder Morgan, Inc.
5.63% 11/15/23
3
25,000 27,556
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 10,000 14,333
Petroleos Mexicanos
(Mexico)
5.35% 02/12/28
6
15,000 14,765
5.95% 01/28/31
6
30,000 29,182
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 45,000 50,591
Rockies Express Pipeline LLC
3.60% 05/15/25
3
20,000 20,341
4.95% 07/15/29
3
10,000 10,337
Ruby Pipeline LLC
8.00% 04/01/22
3,4,5
14,394 13,098
Southern Natural Gas Co. LLC
4.80% 03/15/47
3
30,000 36,703
TC PipeLines LP
3.90% 05/25/27 20,000 22,102
Texas Eastern Transmission LP
2.80% 10/15/22
3
10,000 10,211
Williams Cos., Inc. (The)
4.30% 03/04/24 25,000 27,183
544,203
Finance — 9 .36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.88% 01/23/28
6
11,000 11,815
3.95% 02/01/22
6
35,000 35,594
Air Lease Corp.
3.00% 09/15/23 30,000 31,360
3.63% 12/01/27 11,000 11,840
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88% 02/15/25
3,6
20,000 20,613
Citigroup, Inc.
0.98% 05/01/25
2
60,000 60,161
1.12% 01/28/27
2
20,000 19,726
1.46% 06/09/27
2
135,000 134,458
2.57% 06/03/31
2
45,000 46,306
3.67% 07/24/28
2
70,000 77,265
Daimler Finance North America LLC
2.20% 10/30/21
3
20,000 20,129
Ford Motor Credit Co. LLC
4.25% 09/20/22 25,000 25,882
(LIBOR USD 3-Month plus 1.08%)
1.26% 08/03/22
1
35,000 34,869

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
6
$ 125,000 $ 149,337
General Motors Financial Co., Inc.
3.15% 06/30/22 10,000 10,251
4.20% 11/06/21 15,000 15,201
4.38% 09/25/21 5,000 5,047
Goldman Sachs Group, Inc. (The)
1.43% 03/09/27
2
30,000 29,921
1.54% 09/10/27
2
115,000 114,687
2.60% 02/07/30 30,000 31,142
2.88% 10/31/22
2
75,000 75,650
Intercontinental Exchange, Inc.
1.85% 09/15/32 5,000 4,755
2.10% 06/15/30 35,000 34,831
(LIBOR USD 3-Month plus 0.65%)
0.77% 06/15/23
1
20,000 20,012
JPMorgan Chase & Co.
0.97% 06/23/25
2
180,000 180,255
1.58% 04/22/27
2
125,000 125,712
LSEGA Financing PLC
(United Kingdom)
1.38% 04/06/26
3,6
45,000 45,112
Morgan Stanley
1.59% 05/04/27
2
150,000 151,075
Morgan Stanley
(GMTN)
3.70% 10/23/24 70,000 76,385
3.77% 01/24/29
2
20,000 22,429
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
2,3,6
35,000 35,894
3.77% 03/08/24
2,3,6
55,000 57,781
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
3,6
10,000 10,514
5.50% 02/15/24
3,6
15,000 16,498
Pipeline Funding Co. LLC
7.50% 01/15/30
3
18,016 23,099
Raymond James Financial, Inc.
4.65% 04/01/30 40,000 47,874
1,813,480
Food — 1 .03%
Conagra Brands, Inc.
4.60% 11/01/25 16,000 18,248
General Mills, Inc.
3.70% 10/17/23 15,000 16,056
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
5.50% 01/15/30
3,6
50,000 55,985
Kraft Heinz Foods Co.
5.00% 07/15/35 38,000 46,645
Smithfield Foods, Inc.
3.35% 02/01/22
3
50,000 50,879
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
5.20% 04/01/29
3
$ 10,000 $ 11,652
199,465
Health Care — 8 .45%
AbbVie, Inc.
3.60% 05/14/25 25,000 27,293
4.50% 05/14/35 35,000 42,212
5.00% 12/15/21 25,000 25,242
Alcon Finance Corp.
2.75% 09/23/26
3
70,000 74,179
Anthem, Inc.
3.65% 12/01/27 40,000 44,810
Ascension Health,
Series B
2.53% 11/15/29 20,000 21,058
Banner Health
2.34% 01/01/30 10,000 10,193
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 15,000 16,833
Baxalta, Inc.
3.60% 06/23/22 25,000 25,661
Baxter International, Inc.
3.95% 04/01/30 25,000 28,815
Bayer U.S. Finance II LLC
3.88% 12/15/23
3
10,000 10,714
4.38% 12/15/28
3
55,000 63,073
4.40% 07/15/44
3
5,000 5,785
Becton Dickinson and Co.
3.36% 06/06/24 15,000 16,075
3.70% 06/06/27 60,000 66,706
Bon Secours Mercy Health, Inc.,
Series 20-2
2.10% 06/01/31 30,000 29,858
Bristol-Myers Squibb Co.
3.90% 02/20/28 40,000 45,776
Centene Corp.
3.00% 10/15/30 50,000 51,427
Cigna Corp.
2.40% 03/15/30 80,000 81,689
4.38% 10/15/28 30,000 34,918
CommonSpirit Health
2.76% 10/01/24 25,000 26,332
2.78% 10/01/30 20,000 20,884
CVS Health Corp.
3.25% 08/15/29 75,000 81,484
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 85,000 91,011
Elanco Animal Health, Inc.
5.90% 08/28/28 15,000 17,606
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
3
30,000 30,922
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
3
30,000 30,049
HCA, Inc.
4.13% 06/15/29 85,000 95,885

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
4.50% 02/15/27 $ 5,000 $ 5,656
5.00% 03/15/24 15,000 16,586
Humana, Inc.
2.90% 12/15/22 15,000 15,493
3.13% 08/15/29 15,000 16,168
Illumina, Inc.
2.55% 03/23/31 60,000 60,936
Molina Healthcare, Inc.
3.88% 11/15/30
3
30,000 31,269
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 20,000 21,082
PerkinElmer, Inc.
2.55% 03/15/31 55,000 56,509
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 20,000 21,423
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 45,000 42,725
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3,6
40,000 39,481
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
6
30,000 29,381
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
6
30,000 30,572
UnitedHealth Group, Inc.
3.70% 12/15/25 20,000 22,286
3.88% 12/15/28 65,000 75,081
Viatris, Inc.
1.13% 06/22/22
3
35,000 35,254
1,636,392
Industrials — 1 .79%
Amcor Finance USA, Inc.
3.63% 04/28/26 35,000 38,427
BAE Systems Holdings, Inc.
3.80% 10/07/24
3
25,000 27,228
3.85% 12/15/25
3
20,000 22,103
BAE Systems PLC
(United Kingdom)
3.40% 04/15/30
3,6
25,000 27,198
Berry Global, Inc.
1.57% 01/15/26
3
25,000 25,043
4.88% 07/15/26
3
15,000 15,891
Boeing Co. (The)
1.43% 02/04/24 30,000 30,081
4.88% 05/01/25 15,000 16,819
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.56% 05/05/26
1
10,000 9,881
Ingersoll-Rand Co.
9.00% 08/15/21 10,000 10,090
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
L3Harris Technologies, Inc.
3.85% 06/15/23 $ 15,000 $ 15,936
Sonoco Products Co.
3.13% 05/01/30 60,000 64,083
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
3,6
15,000 16,324
WRKCo, Inc.
3.00% 06/15/33 10,000 10,498
4.65% 03/15/26 15,000 17,210
346,812
Information Technology — 1 .16%
Fiserv, Inc.
2.65% 06/01/30 25,000 25,911
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
3,6
65,000 69,866
Oracle Corp.
2.88% 03/25/31 100,000 104,159
Skyworks Solutions, Inc.
0.90% 06/01/23 25,000 25,072
225,008
Insurance — 3 .25%
Aon Corp.
2.80% 05/15/30 50,000 52,669
3.75% 05/02/29 10,000 11,266
Arthur J Gallagher & Co.
2.50% 05/20/31 45,000 45,481
Athene Global Funding
1.61% 06/29/26
3
10,000 10,012
(SOFR Rate plus 0.70%)
0.74% 05/24/24
1,3
65,000 65,586
Berkshire Hathaway Finance Corp.
1.85% 03/12/30 10,000 10,131
Equitable Financial Life Global Funding
1.80% 03/08/28
3
25,000 24,836
Farmers Insurance Exchange
4.75% 11/01/57
2,3
45,000 51,359
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 70,000 70,986
Massachusetts Mutual Life Insurance Co.
3.38% 04/15/50
3
48,000 50,376
Metropolitan Life Global Funding I
2.95% 04/09/30
3
25,000 26,898
Nationwide Mutual Insurance Co.
2.41% 12/15/24
2,3
40,000 40,034
New York Life Insurance Co.
5.88% 05/15/33
3
30,000 39,367
Principal Life Global Funding II
0.75% 04/12/24
3
25,000 25,002
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
2,3
45,000 47,634

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Willis North America, Inc.
2.95% 09/15/29 $ 55,000 $ 57,801
629,438
Materials — 0 .90%
FMC Corp.
3.45% 10/01/29 20,000 21,820
Georgia-Pacific LLC
2.30% 04/30/30
3
35,000 35,843
International Flavors & Fragrances, Inc.
2.30% 11/01/30
3
35,000 34,846
4.45% 09/26/28 40,000 46,323
Sherwin-Williams Co. (The)
2.30% 05/15/30 35,000 35,525
174,357
Real Estate Investment Trust (REIT) — 5 .10%
Alexandria Real Estate Equities, Inc.
3.80% 04/15/26 5,000 5,577
4.50% 07/30/29 18,000 21,155
American Assets Trust LP
3.38% 02/01/31 25,000 25,928
American Campus Communities Operating Partnership LP
3.30% 07/15/26 15,000 16,113
3.63% 11/15/27 5,000 5,454
3.75% 04/15/23 20,000 20,974
3.88% 01/30/31 110,000 122,427
American Homes 4 Rent LP
2.38% 07/15/31 30,000 29,553
American Tower Corp.
2.90% 01/15/30 10,000 10,526
3.55% 07/15/27 15,000 16,509
Boston Properties LP
2.75% 10/01/26 10,000 10,690
3.25% 01/30/31 25,000 26,788
3.40% 06/21/29 25,000 27,177
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85% 04/15/23 15,000 15,895
Crown Castle International Corp.
3.30% 07/01/30 60,000 64,372
CubeSmart LP
4.38% 02/15/29 15,000 17,176
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 15,000 15,859
3.45% 11/15/29 85,000 90,652
Essex Portfolio LP
2.65% 03/15/32 10,000 10,163
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 15,000 15,993
4.00% 01/15/30 15,000 16,225
5.30% 01/15/29 60,000 70,269
Healthcare Realty Trust, Inc.
3.88% 05/01/25 20,000 21,776
Healthcare Trust of America Holdings LP
2.00% 03/15/31 55,000 53,207
3.10% 02/15/30 15,000 15,953
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Hudson Pacific Properties LP
3.95% 11/01/27 $ 25,000 $ 27,428
Kilroy Realty LP
2.50% 11/15/32 25,000 24,660
3.05% 02/15/30 5,000 5,212
4.38% 10/01/25 15,000 16,682
Lexington Realty Trust
2.70% 09/15/30 25,000 25,451
Life Storage LP
2.20% 10/15/30 40,000 39,575
Mid-America Apartments LP
1.70% 02/15/31 20,000 18,998
SL Green Operating Partnership LP
3.25% 10/15/22 35,000 36,030
(LIBOR USD 3-Month plus 0.98%)
1.14% 08/16/21
1
10,000 10,002
UDR, Inc.
(MTN)
4.40% 01/26/29 10,000 11,593
Ventas Realty LP
3.00% 01/15/30 15,000 15,699
4.13% 01/15/26 10,000 11,181
988,922
Retail — 0 .57%
7-Eleven, Inc.
(LIBOR USD 3-Month plus 0.45%)
0.61% 08/10/22
1,3
30,000 30,014
Alimentation Couche-Tard, Inc.
(Canada)
2.95% 01/25/30
3,6
15,000 15,622
3.80% 01/25/50
3,6
20,000 21,563
Home Depot, Inc. (The)
3.90% 12/06/28 10,000 11,638
Starbucks Corp.
2.00% 03/12/27 10,000 10,292
2.55% 11/15/30 20,000 20,734
109,863
Services — 1 .08%
IHS Markit Ltd.
(Bermuda)
4.75% 08/01/28
6
55,000 65,049
5.00% 11/01/22
3,6
25,000 26,227
Northwestern University
3.69% 12/01/38 20,000 22,513
RELX Capital, Inc.
3.00% 05/22/30 10,000 10,691
4.00% 03/18/29 20,000 22,753
Republic Services, Inc.
2.90% 07/01/26 15,000 16,079
Waste Connections, Inc.
(Canada)
2.60% 02/01/30
6
45,000 46,550
209,862

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation — 0 .90%
Burlington Northern Santa Fe LLC
4.40% 03/15/42 $ 4,000 $ 4,959
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 14,355 14,684
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 23,505 23,744
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 30,988 31,564
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 3,544 3,644
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 18,121 19,263
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 43,790 45,760
Union Pacific Corp.
2.89% 04/06/36
3
30,000 31,232
174,850
Total Corporates
(Cost $10,951,407) 11,265,476
MORTGAGE-BACKED — 14 .27% **
Non-Agency Commercial Mortgage-Backed — 4 .74%
BANK,
Series 2018-BN10, Class XA (IO)
0.87% 02/15/61
2
268,923 10,986
BANK,
Series 2019-BN16, Class A4
4.01% 02/15/52 85,000 97,570
BANK,
Series 2019-BN17, Class A4
3.71% 04/15/52 55,000 62,059
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
1.00% 09/10/46
2
1,274,050 19,605
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
1.11% 10/10/47
2
606,598 16,477
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.34% 03/10/46
2
518,021 8,563
Commercial Mortgage Trust,
Series 2013-CR9, Class XA (IO)
0.09% 07/10/45
2
15,386,961 13,665
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
1.12% 08/10/47
2
622,939 15,379
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.29% 03/10/47
2
909,933 22,532
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.23% 06/10/47
2
$ 1,814,981 $ 48,332
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.01% 09/10/47
2,4,5
2,133,277 46,087
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.92% 12/15/49
2
396,762 10,646
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
2,3
375,000 4,639
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.89% 08/10/43
2,3
4,849,841 58,752
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.63% 08/10/44
2,3
337,613 3
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.16% 04/10/47
2
1,371,808 31,204
GS Mortgage Securities Trust,
Series 2016-GS3, Class XA (IO)
1.34% 10/10/49
2
217,353 11,286
GS Mortgage Securities Trust,
Series 2017-GS7, Class XA (IO)
1.26% 08/10/50
2
98,445 5,077
GS Mortgage Securities Trust,
Series 2019-GC42, Class A4
3.00% 09/01/52 50,000 54,106
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.79% 05/15/48
2
613,085 13,407
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class XA (IO)
0.99% 10/15/50
2
260,279 11,245
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class XB (IO)
0.83% 11/15/43
2,3
1,397,175 1,747
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.63% 12/15/47
2
1,428,522 23,232
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ, Class A
(LIBOR USD 1-Month plus 1.00%)
1.07% 06/15/32
1,3
18,917 18,955
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
3
5,000 5,534
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
1.13% 12/15/47
2
1,917,984 53,532
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.17% 04/15/48
2
698,497 20,383

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4
3.24% 03/15/45 $ 31,936 $ 32,272
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class XB (IO)
0.95% 12/15/38
2,3
570,000 16,592
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.32% 08/10/49
2,3,4,5
3,700,000 10,217
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.25% 08/15/50
2
354,010 9,548
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.18% 12/15/47
2
944,282 27,018
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.80% 07/15/58
2
2,266,766 49,611
Wells Fargo Commercial Mortgage Trust,
Series 2015-SG1, Class A4
3.79% 09/15/48 39,863 43,140
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XA (IO)
1.45% 06/15/45
2,3
1,256,414 6,689
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.43% 03/15/47
2
1,399,306 37,687
917,777
Non-Agency Mortgage-Backed — 1 .21%
Banc of America Funding Trust,
Series 2014-R7, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
0.23% 09/26/36
1,3
25,529 25,198
Bear Stearns ARM Trust,
Series 2004-1, Class 12A5
2.80% 04/25/34
2
8,818 8,761
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
†,2,3
100,000 100,500
Galton Funding Mortgage Trust,
Series 2018-2, Class A22
4.00% 10/25/58
2,3
44,986 45,964
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
2.92% 09/25/35
2
15,184 15,508
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.33% 06/25/37
1
10,967 10,962
JPMorgan Mortgage Trust,
Series 2005-A3, Class 2A1
2.57% 06/25/35
2
8,269 8,651
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
2.29% 07/25/34
2
15,536 16,046
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A2
(LIBOR USD 1-Month plus 0.70%)
0.79% 03/19/34
1
$ 1,978 $ 1,902
233,492
U.S. Agency Commercial Mortgage-Backed — 1 .15%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.95% 07/25/39
2
590,508 22,472
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.10% 04/25/36
2
148,783 1,503
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.71% 01/25/39
2
632,635 31,134
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K015, Class X3 (IO)
2.88% 08/25/39
2
350,000 499
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K020, Class X1 (IO)
1.47% 05/25/22
2
1,763,792 14,036
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K025, Class X1 (IO)
0.91% 10/25/22
2
734,296 6,464
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.60% 10/25/43
2
250,000 14,230
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K717, Class X3 (IO)
1.66% 11/25/42
2
900,000 3,175
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K722, Class X1 (IO)
1.44% 03/25/23
2
2,158,962 34,054
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC01, Class X1 (IO)
0.55% 12/25/22
2
2,526,310 13,349
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.34% 06/25/27
2
398,706 20,057
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.17% 02/16/53
2
3,537,153 24,280
Ginnie Mae,
Series 2013-1, Class IO (IO)
0.51% 02/16/54
2
885,651 15,829

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2013-125, Class IO (IO)
0.33% 10/16/54
2
$ 1,255,605 $ 22,246
223,328
U.S. Agency Mortgage-Backed — 7 .17%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
5.91% 11/25/41
1
123,783 16,944
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 53,501 54,204
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
1.19% 10/25/42
1
42,630 43,037
Freddie Mac REMICS,
Series 4064, Class TB
3.50% 06/15/42 103,000 108,965
Freddie Mac REMICS,
Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
1.09% 09/15/44
1
2,924 2,965
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 222,213 47,188
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
5.67% 10/20/33
1
257,688 56,894
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 38,962 41,779
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 6,907 7,168
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 38,318 40,926
UMBS (TBA)
2.00% 08/01/51 475,000 478,711
2.50% 08/01/51 475,000 490,400
1,389,181
Total Mortgage-Backed
(Cost $3,415,652) 2,763,778
MUNICIPAL BONDS — 1 .26% *
California — 0 .54%
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 25,000 33,789
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 10,000 14,366
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
California (continued)
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 $ 10,000 $ 10,326
Santa Clara Valley Transportation Authority Revenue Bonds,
Transit Improvements
5.88% 04/01/32 20,000 25,075
Santa Monica Community College District General
Obligation Bonds
2.05% 08/01/33 20,000 20,225
103,781
Florida — 0 .08%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 16,341
Maryland — 0 .08%
City of Baltimore Revenue Bonds, Series B
2.13% 07/01/33 15,000 14,952
Massachusetts — 0 .08%
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 15,000 16,194
New York — 0 .48%
City of New York General Obligation Bonds, Series D
1.92% 08/01/31 30,000 29,817
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 5,663
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series F
2.96% 02/15/32 25,000 27,173
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series B
2.97% 03/15/34 15,000 16,003
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 15,000 14,849
93,505
Total Municipal Bonds
(Cost $239,975) 244,773
U.S. TREASURY SECURITIES — 18 .73%
U.S. Treasury Notes — 18 .73%
U.S. Treasury Notes
0.13% 05/31/23 3,128,000 3,121,524
0.13% 06/30/23 63,000 62,849
0.75% 05/31/26 151,000 150,168

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
0.88% 06/30/26 $ 295,000 $ 294,896
Total U.S. Treasury Securities
(Cost $3,629,495) 3,629,437
Total Bonds — 96 .75%
(Cost $19,052,320)
18,745,604
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 0 .83%
Money Market Funds — 0 .83%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
7
20,987 20,987
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
7
140,000 140,000
Total Short-Term Investments
(Cost $160,987) 160,987
Total Investments - 97.58%
(Cost $19,213,307) 18,906,591
Cash and Other Assets, Less Liabilities - 2.42% 469,645
Net Assets - 100.00% $ 19,376,236
1
Floating rate security. The rate disclosed was in effect at June 30, 2021.
2
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
3
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $108,948, which is 0.56% of total net assets.
6
Foreign denominated security issued by foreign domiciled entity.
7
Represents the current yield as of June 30, 2021.
†
Fair valued security. The aggregate value of fair valued securities is $100,500, which is
0.52% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See
Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(TBA): To-Be-Announced
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note 21 09/30/21 $ 2,592,023 $ (9,540) $ (9,540)
U.S. Treasury Two Year Note 4 09/30/21 881,281 (1,633) (1,633)
3,473,304 (11,173) (11,173)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond 10 09/21/21 (1,472,031) (28,896) (28,896)
U.S. Treasury Ultra Bond 3 09/21/21 (578,063) (15,101) (15,101)
(2,050,094) (43,997) (43,997)
TOTAL FUTURES CONTRACTS $ 1,423,210 $ (55,170) $ (55,170)

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2021 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
INVESTMENT GRADE CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 160,987 $ — $ — $ 160,987
Long-Term Investments:
Asset-Backed Securities — 802,594 39,546 842,140
Corporates — 11,252,378 13,098 11,265,476
Mortgage-Backed Securities — 2,707,474 56,304 2,763,778
Municipal Bonds — 244,773 — 244,773
U.S. Treasury Securities 3,629,437 — — 3,629,437
Other Financial Instruments
*
Liabilities:
Interest rate contracts (55,170) — — (55,170)
Total $ 3,735,254 $ 15,007,219 $ 108,948 $ 18,851,421
*Other financial instruments include futures. Interest rate contracts include futures.
INVESTMENT GRADE
CREDIT FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 39,216 $ 13,167 $ 65,397
Accrued discounts/premiums — (32) (1,345)
Realized (loss) — (12) —
Change in unrealized appreciation (depreciation)* 875 1,301 (7,748)
Purchases — — —
Sales (545) (1,326) —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2021
$ 39,546 $ 13,098 $ 56,304
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $(5,572) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2021.

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
13 / June 2021
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
INVESTMENT GRADE CREDIT FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $39,546 Broker Quote Offered Quote $100.69 $100.69
Corporate Securities $13,098 Third-party Vendor Vendor Prices $91.00 $91.00
Mortgage-Backed Securities-Commercial
Mortgage-Backed $56,304 Third-party Vendor Vendor Prices $0.28 - $2.16 $1.82
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.